HEDGE ACCOUNTING - Fair value and interest expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	$ 152,724	$ (1,372)
Interest of the derivative designated as the hedging instrument	(10,741)	(49,794)
Banco de Bogota S.A.
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	(3,590)	5,960
Interest of the derivative designated as the hedging instrument	(810)	(46,406)
Banco de Occidente S.A.
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	146	(83)
Interest of the derivative designated as the hedging instrument		(1,183)
Interest income of the derivative designated as the hedging instrument	784	595
Banco Popular S.A.
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	83,820	(7,332)
Interest of the derivative designated as the hedging instrument	(10,736)	$ (2,205)
Corporacion Financiera Colombiana S.A.
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	72,494
Interest income of the derivative designated as the hedging instrument	$ 805